Subsequent Events (Detail) - USD ($) $ in Millions	1 Months Ended
	Jan. 31, 2021	Apr. 30, 2020
Subsequent Event [Line Items]
Payments to acquire royalty interests, upfront payment	$ 60
Additional milestone payments	$ 95
Subsequent Event
Subsequent Event [Line Items]
Payments to acquire royalty interests, upfront payment		$ 180
Additional milestone payments		$ 60